Dividends - Schedule of dividends announced and paid (Details) $ / shares in Units, $ in Millions	3 Months Ended																									12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 £ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 £ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 £ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 £ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 £ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 £ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 £ / shares	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 £ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 £ / shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 £ / shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 £ / shares	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 £ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 £ / shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in Pence and USD per share) | (per share)		$ 0.1025	£ 0.080251	$ 0.1025	£ 0.079296	$ 0.10	£ 0.074435	$ 0.10	£ 0.071691	$ 0.10	£ 0.074435	$ 0.10	£ 0.076213	$ 0.10	£ 0.077563	$ 0.10	£ 0.081587	$ 0.10	£ 0.079313	$ 0.10	£ 0.075578	$ 0.10	£ 0.069167	$ 0.10	£ 0.070125	$ 0.405	£ 0.305673	$ 0.40	£ 0.309798	$ 0.40	£ 0.294183
Dividend paid per ordinary share		$ 1,734		$ 1,409		$ 1,727		$ 1,828		$ 1,627		$ 1,676		$ 1,546		$ 1,303		$ 1,182		$ 1,161		$ 1,168		$ 1,099		$ 6,699		$ 6,153		$ 4,611
Preference shares
Disclosure of classes of share capital [line items]
Dividends paid, other than ordinary shares																										$ 1		$ 1		$ 1
Ordinary Shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares																										$ 0.1025
Subsequent Event
Disclosure of classes of share capital [line items]
Dividend paid per ordinary share	$ 1,435